VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.9%
Brazil: 1.8%
Ambipar Emergency Response Co. (USD) *	141,261	$1,370,232
Canada: 6.0%
GFL Environmental, Inc. (USD)	60,840	2,360,592
Li-Cycle Holdings Corp. (USD) * †	402,147	2,231,916
		4,592,508
United States: 91.1%
ABM Industries, Inc.	53,556	2,284,163
Aris Water Solutions, Inc. †	151,365	1,562,087
Casella Waste Systems, Inc. *	26,124	2,362,916
CECO Environmental Corp. *	110,219	1,472,526
Clean Harbors, Inc. *	14,477	2,380,453
Darling Ingredients, Inc. *	34,830	2,221,806
Donaldson Co., Inc.	36,731	2,296,055
Ecolab, Inc.	39,870	7,443,330
Energy Recovery, Inc. *	82,808	2,314,484
Heritage-Crystal Clean, Inc. *	61,650	2,329,753
Montrose Environmental Group, Inc. *	54,015	2,275,112
Perma-Fix Environmental Services, Inc. *	132,083	1,450,271
PureCycle Technologies, Inc. * †	284,581	3,042,171
	Number of Shares	Value
United States (continued)
Republic Services, Inc.	49,804	$7,628,479
Schnitzer Steel Industries, Inc.	70,155	2,103,948
Stericycle, Inc. *	49,008	2,275,931
STERIS Plc	10,618	2,388,838
Tennant Co.	27,953	2,267,268
Tetra Tech, Inc.	13,973	2,287,939
Vertex Energy, Inc. * †	252,450	1,577,812
Waste Connections, Inc.	52,770	7,542,416
Waste Management, Inc.	43,980	7,627,012
		69,134,770
Total Common Stocks (Cost: $67,611,215)		75,097,510

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.9%
Money Market Fund: 3.9% (Cost: $2,942,028)
State Street Navigator Securities Lending Government Money Market Portfolio	2,942,028	2,942,028
Total Investments: 102.8% (Cost: $70,553,243)		78,039,538
Liabilities in excess of other assets: (2.8)%		(2,147,027)
NET ASSETS: 100.0%		$75,892,511

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,775,031.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	74.9%	$56,319,604
Materials	16.8	12,589,450
Health Care	3.2	2,388,838
Consumer Staples	3.0	2,221,806
Energy	2.1	1,577,812
	100.0%	$75,097,510
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